Capital Stock, Warrants and Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Warrant Activity

The warrant liabilities issued with private placements in June 2019, August 2019, August 2020, and February 2021 were revalued as at March 31, 2022 and December 31, 2021 using the Binomial model and the following assumptions:

February 2021 issuance	March 31, 2022	December 31, 2021
Expected life	1,411 days	1,501 days
Volatility	100%	100%
Risk free interest rate	2.28%	1.25%
Dividend yield	0%	0%
Share price	$0.285	$0.37
Fair value	$2,563,262	$3,483,745
Change in derivative liability	$(920,484)	$(329,358)

August 2020 issuance	March 31, 2022	December 31, 2021
Expected life	518 days	608 days
Volatility	120%	100%
Risk free interest rate	2.27%	0.95%
Dividend yield	0%	0%
Share price	$0.285	$0.37
Fair value	$5,681,025	$6,790,163
Change in derivative liability	$(1,109,138)	$(7,703,052)

June 2019 issuance	March 31, 2022	December 31, 2021
Expected life	1,371 days	1,461 days
Volatility	100%	100%
Risk free interest rate	2.28%	1.02%
Dividend yield	0%	0%
Share price	$0.285	$0.37
Fair value	$1,506,021	$2,067,493
Change in derivative liability	$(561,472)	$(1,371,346)

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three Months Ended March 31, 2022

(Expressed in United States Dollars)

August 2019 issuance (ii)	December 31, 2020	December 31, 2021
Expected life	1,371 days	1,461 days
Volatility	100%	100%
Risk free interest rate	2.28%	1.02%
Dividend yield	0%	0%
Share price	$0.285	$0.37
Fair value	$2,314,571	$3,177,485
Change in derivative liability	$(862,914)	$(2,744,785)

Outstanding warrants at March 31, 2021 and March 31, 2022 were as follows:

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2020	95,777,806	$0.54	$0.08
Issued	19,994,080	0.60	0.19
Balance, March 31, 2021	115,771,886	$0.55	$0.10

Balance, December 31, 2021	111,412,712	$0.54	$0.18
Expired	(239,284)	0.70	0.21
Balance, March 31, 2022	111,173,428	$0.52	$0.18

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions on the day of issuance and as at December 31, 2021:

February 2021 issuance	February 9 and 16 2021	December 31, 2021
Expected life	1,826 days	1,501 days
Volatility	100%	100%
Risk free interest rate	0.49%	1.25%
Dividend yield	0%	0%
Share price	$0.27 and $0.29	$0.37
Fair value	$3,813,103	$3,483,745
Change in derivative liability		$(329,358)

The warrant liabilities as a result of the August 2018, November 2018, June 2019, August 2019, and August 2020 private placements were revalued as at December 31, 2021 and December 31, 2020 using the Binomial model and the following assumptions:

August 2020 issuance	December 31, 2020	December 31, 2021
Expected life	973 days	608 days
Volatility	100%	100%
Risk free interest rate	1.31%	0.95%
Dividend yield	0%	0%
Share price	$0.41	$0.37
Fair value	$14,493,215	$6,790,163
Change in derivative liability		$(7,703,052)

August 2018 issuance	December 31, 2020	December 31, 2021
Expected life	221 days		expired
Volatility	100%		Nil	%
Risk free interest rate	1.23%		Nil	%
Dividend yield	0%		Nil	%
Share price	$0.41	$	Nil
Fair value	$0	$	Nil
Change in derivative liability		$	Nil

November 2018 issuance	December 31, 2020	December 31, 2021
Expected life	332 days		expired
Volatility	100%		Nil	%
Risk free interest rate	1.09%		Nil	%
Dividend yield	0%		Nil	%
Share price	$0.41	$	Nil
Fair value	$52,540	$	Nil
Change in derivative liability			$(52,540)

June 2019 issuance (i)	December 31, 2020	December 31, 2021
Expected life	1,826 days	1,461 days
Volatility	100%	100%
Risk free interest rate	0.85%	1.02%
Dividend yield	0%	0%
Share price	$0.41	$0.37
Fair value	$3,438,839	$2,067,493
Change in derivative liability		$(1,371,346)

(i)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.

August 2019 issuance (ii)	December 31, 2020	December 31, 2021
Expected life	213-1,826 days	1,461 days
Volatility	100%	100%
Risk free interest rate	0.81%	1.02%
Dividend yield	0%	0%
Share price	$0.41	$0.37
Fair value	$5,922,270	$3,177,485
Change in derivative liability		$(2,744,785)

(ii)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.

Schedule of Warrant Activity

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2020	95,777,806	$0.54	$0.08
Issued	19,994,080	0.60	0.19
Balance, March 31, 2021	115,771,886	$0.55	$0.10

Balance, December 31, 2021	111,412,712	$0.54	$0.18
Expired	(239,284)	0.70	0.21
Balance, March 31, 2022	111,173,428	$0.52	$0.18

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, June 30, 2019	13,046,484	$0.88	$0.28
Issued	27,360,284	0.27	0.03
Expired	(229,464)	8.50	3.54
Exercised (i)	(2,332,900)	0.25	0.02
Balance, June 30, 2020	37,844,404	$0.43	$0.10
Issued	58,284,148	0.50	0.27
Expired	(350,746)	14.84	5.97
Balance, December 31, 2020	95,777,806	$0.54	$0.18
Issued	19,994,080	0.60	0.19
Expired	(4,359,174)	0.59	0.19
Balance, December 31, 2021	111,412,712	$0.54	$0.18

(i)	During the year ended June 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.

(ii)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per share and extended the expiry date to December 31, 2025 for 3,315,200 finder’s warrants. As a result, the Company recognized stock-based compensation of $210,839, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

Schedule of Warrants Outstanding Exercise Price

At March 31, 2022, the following warrants were outstanding:

			Number of
	Exercise	Number of	warrants
Expiry date	price (C$)	warrants	exercisable

August 31, 2023	0.50	58,284,148	58,284,148
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	117,112,500
February 16, 2026	0.60	2,881,580	2,881,580
		111,173,428	111,173,428

			Number of
	Exercise	Number of	warrants
Expiry date	price (C$)	warrants	exercisable

February 26, 2022	0.70	239,284	239,284
August 31, 2023	0.50	58,284,148	58,284,148
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
		111,412,712	111,412,712

Schedule of Broker Options

At March 31, 2022, the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2020	3,239,907	$0.35
Issued – February 2021 Compensation Options	351,000	0.40
Balance, December 31, 2021	3,590,907	0.35
Balance, March 31, 2022	3,590,907	0.35

(i)	The grant date fair value of the February 2021 Compensation Options were estimated at $68,078 using the Black-Scholes valuation model with the following underlying assumptions:

At December 31, 2021, the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, June 30, 2020	-	$-
Issued - August 2020 Compensation Options	3,239,907	0.35
Balance, December 31, 2020	3,239,907	$0.35
Issued – February 2021 Compensation Options	351,000	0.40
Balance, December 31, 2021	3,590,907	0.35

Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Broker Options
Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
February 2021	0.26%	0%	100%	C$0.40	3 years

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
August 2020	0.31%	0%	100%	C$0.35	3 years
February 2021	0.26%	0%	100%	C$0.40	3 years

Schedule of Warrants Outstanding Broker Option Exercise Prices

	Exercise	Number of
Expiry date	price (C$)	broker options	Fair value ($)

August 31, 2023 (i)	$0.35	3,239,907	$521,993
February 16, 2024 (ii)	$0.40	351,000	$68,078
		3,590,907	$590,071

(i)	Exercisable into one August 2020 Unit
(ii)	Exercisable into one February 2021 Unit

	Exercise	Number of
Expiry date	price (C$)	broker options	Fair value ($)

August 31, 2023 (i)	$0.35	3,239,907	$521,993
February 16, 2024 (ii)	$0.40	351,000	$68,078
		3,590,907	$590,071

(i)	Exercisable into one August 2020 Unit

(ii)	Exercisable into one February 2021 Unit

Schedule of Stock Options

The following table summarizes the stock option activity during the three months ended March 31, 2022:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2020	8,015,159	$0.62
Granted (i)	1,037,977	0.34
Balance, December 31, 2021	9,053,136	$0.58
Balance, March 31, 2022	9,053,136	$0.58

(i)	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $54,735 for the quarter ended March 31, 2022 and $204,213 for the year ended December 31, 2021, which are included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).

The following table summarizes the stock option activity during the year ended December 31, 2021, the six months ended December 31, 2020 and the year ended June 30, 2020:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, June 30, 2019	287,100	$7.50
Granted (i)(ii)	7,532,659	0.56
Forfeited	(239,600)	9.78
Balance, June 30, 2020	7,580,159	$0.62
Granted (iii)(iv)	435,000	0.55
Balance, December 31, 2020	8,015,159	$0.62
Granted (v)	1,037,977	0.34
Balance, December 31, 2021	9,053,136	$0.58

(i)	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $50,909 for the year ended December 31, 2021, $74,949 for the six months ended December 31, 2020 and $309,211 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(ii)	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $531,925 for the year ended December 31, 2021, $403,456 for the six months ended December 31, 2020 and $162,855 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iii)	On September 30, 2020, 200,000 stock options were issued to a consultant. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.60. The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years. The grant date fair value of the options was estimated at $52,909. The vesting of these options resulted in stock-based compensation of $32,651 for the year ended December 31, 2021, $20,259 for the six months ended December 31, 2020, and $nil for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iv)	On October 30, 2020, 235,000 stock options were issued to a former director. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.50. The stock options vested immediately and expire on December 31, 2022. The grant date fair value of the options was estimated at $46,277. The vesting of these options resulted in stock-based compensation of $46,277 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(v)	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $204,213 for the year ended December 31, 2021, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).

Schedule of Estimated Using Black-Scholes Valuation Model for Fair value of Stock Options

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i)	0.64%	0%	100%	C$0.34	5 years

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i)	1.54%	0%	100%	C$0.50	5 years
(ii)	0.44%	0%	100%	C$0.50	5 years
(iii)	0.25%	0%	100%	C$0.58	3 years
(iv)	0.26%	0%	100%	C$0.49	2.2 years
(v)	0.64%	0%	100%	C$0.34	5 years

Schedule of Stock Option Issued and Outstanding

The following table reflects the actual stock options issued and outstanding as of March 31, 2022:

	Weighted average		Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
$10.00	0.00	47,500	47,500	$258,013
0.50	0.02	235,000	235,000	46,277
0.60	0.03	200,000	200,000	52,909
0.60	0.45	1,575,000	1,575,000	435,069
0.55	2.01	5,957,659	1,489,415	1,536,764
0.335	0.45	1,037,977	1,037,977	204,213
		9,053,136	4,584,892	$2,533,245

The following table reflects the actual stock options issued and outstanding as of December 31, 2021:

	Weighted average		Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
$10.00	0.00	47,500	47,500	$258,013
0.50	0.03	235,000	235,000	46,277
0.60	0.04	200,000	200,000	52,909
0.60	0.49	1,575,000	1,575,000	435,069
0.55	2.17	5,957,659	1,489,415	1,536,764
0.335	0.47	1,037,977	1,037,977	204,213
		9,053,136	4,584,892	$2,533,245